Stock-Based Compensation - Schedule of Share-Based Compensation Expense (Details) - Heliogen, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	$ 382	$ 681	$ 788	$ 1,967	$ 2,633	$ (5,164)
Cost of services revenue [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense		61		108	166	550
Selling, general and administrative [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	339	793	798	1,671	2,276	(6,464)
Research and development [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	43	(173)	(10)	188	191	750
Stock options [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense		117	68	246	517	(11,738)
Restricted stock units [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	380	555	715	1,703	2,077	6,220
Employee stock purchase plan [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	$ 2	$ 9	$ 5	$ 18	$ 39	$ 238